Income tax (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024
Income Tax
Income tax expenses	$ 0.1	$ 0.9	$ 1.8	$ 2.1
Current income tax expense	0.3	0.1	0.1	0.4
Deferred income tax expense	$ 0.4	$ 0.8	$ 1.7	$ 1.7